Offerings - Offering: 1	Oct. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.00001 per share
Amount Registered | shares	101,487,500
Proposed Maximum Offering Price per Unit	4.50
Maximum Aggregate Offering Price	$ 456,693,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 63,069.41
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, an indeterminable number of additional securities are also being registered to prevent dilution resulting from stock splits, stock dividends or similar transactions. Includes up to 13,237,500 additional Class A ordinary shares that the underwriters have the option to purchase from the Registrant, if any. Calculated based on an exchange rate of HKD7.772075 to US$1.00 as of October 24, 2025, per the exchange rate published by The Hong Kong Monetary Authority. Includes the aggregate offering price of additional Class A ordinary shares that the underwriters have the option to purchase from the Registrant, if any. The registration fee for securities is based on an estimate of the offering price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).